                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   5/31

Date of reporting period:   5/31/04

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Reserve Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2004.

       This piece must be preceded or accompanied by the fund's prospectus. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please be aware that this fund is subject to certain additional risks. Please see the prospectus for more complete information on investment risks.

       An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/04

                                  A SHARES            B SHARES               C SHARES
                                since 7/12/74       since 4/18/95          since 4/18/95
-------------------------------------------------------------------------------------------
                                                              W/MAX                  W/MAX
                                                              4.00%                  1.00%
AVERAGE ANNUAL                    W/O SALES      W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS                      CHARGES        CHARGES     CHARGE     CHARGES     CHARGE

Since Inception                     6.36%          3.04%       3.04%      2.87%       2.87%

10-year                             3.62             --          --         --          --

5-year                              2.65           2.01        1.73       2.06        2.06

1-year                              0.24           0.06       -3.94       0.29       -0.71
-------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return includes a contingent deferred sales charge of 4.00 percent for Class B shares (in the first and second year and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.15 percent for Class A shares and 0.90 percent for Class B and C shares. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MAY 31, 2004

Van Kampen Reserve Fund is managed by Dale Albright, Executive Director, and Jonathan Page, Managing Director.(1)

MARKET CONDITIONS

Early in the reporting year, favorable economic trends began to appear. These trends continued and strengthened throughout the period. The ISM Manufacturing Index, a measure of manufacturing activity, has remained above 50 since May 2003, and above 60 since November 2003, indicating an expanding factory sector. Accommodative monetary policy, stimulative fiscal policy, productivity growth and gains in the stock market appear to have finally begun to generate employment gains. Non-farm payrolls, after contracting monthly for much of 2003, turned positive for the nine months ending in May 2004. For the fiscal year ended May 31, 2004, the U.S. economy added more than one million jobs.

Although Gross Domestic Product (GDP) growth was down from a 20-year high of 8.2 percent in the third quarter of 2003, U.S. economic growth remained strong. GDP expanded by more than 4 percent in both the last quarter of 2003 and the first quarter of this year.

Since its June 25, 2003 meeting, the Federal Open Market Committee (FOMC) has held its target rate for federal funds at 1.0 percent. This accommodative posture helped encourage a faster pace of economic activity. Although the FOMC maintained its balanced assessment for the outlook for economic growth at the May 2004 meeting, the Fed has since indicated that its accommodative policy could be removed at a "measured" pace.

PERFORMANCE ANALYSIS

For the twelve-month period ended May 31, 2004, the fund provided a total return of 0.24 percent (Class A shares). For the seven-day period ended May 31, 2004, the fund provided an annualized yield of 0.38 percent, while its 30-day average annualized yield was 0.35 percent (Class A shares).

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDING MAY 31, 2004

---------------------------------------
      CLASS A   CLASS B   CLASS C

       0.24%     0.06%     0.29%
---------------------------------------

Past performance is no guarantee of future results. The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

(1)Team members may change without notice at any time.

As of the end of the period, the fund had net assets of $718 million. The average maturity of the portfolio was 48 days, and 86 percent of its holdings were due to mature within 90 days.

Throughout the past year, we continued our long-standing policy of purchasing only high quality, very liquid money-market securities. The fund's portfolio does not contain any derivative securities. As of May 31, 2004, the fund was entirely invested in top-tier rated securities. (See table below.) We also continued with our strategy of seeking high liquidity and preservation of capital, while generating a yield that reflects prevailing money-market conditions.

PORTFOLIO COMPOSITION AS OF 5/31/04         CREDIT RATINGS AS OF 5/31/04
Commercial Paper              41.3%         A-1+                           78.39%
Certificates of Deposit       20.8          AAA                            10.49
Notes                         14.6          A1+                             5.56
U.S. Government Agency        12.8          A-1                             5.56
Repurchase Agreements         10.5

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004

PAR                                                                   YIELD ON
AMOUNT                                                     MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                       DATE     PURCHASE       COST
---------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  41.3%
$20,000    American General Finance Corp. ...............  07/07/04    1.062%    $ 19,978,800
 25,000    Ciesco, LP....................................  07/19/04    1.072       24,964,333
 25,000    Citicorp......................................  07/09/04    1.102       24,970,972
 25,000    DaimlerChrysler Revolving Auto Conduit, LLC...  06/09/04    1.031       24,994,278
 25,000    FCAR Owner Trust Ser II.......................  08/03/04    1.093       24,952,313
 12,000    General Electric Capital Corp. ...............  07/12/04    1.092       11,985,103
 20,000    HBOS Treasury Services PLC....................  06/28/04    1.033       19,984,550
 20,000    Household Finance Corp. ......................  06/07/04    1.031       19,996,567
 25,000    Mortgage Interest Networking Trust............  06/16/04    1.052       24,989,063
 30,000    New Center Asset Trust........................  06/04/04    1.054       29,997,375
 25,000    Northern Trust Corp. .........................  07/02/04    1.071       24,976,965
 30,000    Toyota Motor Credit Corp. ....................  08/12/04    1.173       29,929,800
 15,000    Westpac Capital Corp. ........................  08/18/04    1.055       14,965,875
                                                                                 ------------

           TOTAL COMMERCIAL PAPER.............................................    296,685,994
                                                                                 ------------

           CERTIFICATES OF DEPOSIT  20.9%
 15,000    Chase Manhattan Bank, NA (Floating Rate)......  05/11/05    1.050       15,000,000
 20,000    First Tennessee Bank NA.......................  07/13/04    1.080       20,000,000
 25,000    Nordea Bank Finland PLC.......................  06/18/04    1.030       25,000,059
 25,000    Royal Bank of Scotland PLC....................  08/06/04    1.070       25,000,000
 25,000    State Street Bank & Trust, NA.................  09/03/04    1.150       25,000,000
 15,000    Toronto Dominion Holdings.....................  07/23/04    1.070       15,000,000
 25,000    UBS AG........................................  08/16/04    1.095       25,000,000
                                                                                 ------------

           TOTAL CERTIFICATES OF DEPOSIT......................................    150,000,059
                                                                                 ------------

           NOTES  14.7%
 25,000    Bank America NA Charlotte.....................  08/24/04    1.200       25,000,000
 20,000    General Electric Capital Corp. (Floating
           Rate).........................................  05/12/05    1.322       20,026,679
 25,000    LaSalle Bank NA...............................  07/09/04    1.030       25,000,000
 25,000    US Bank NA (Floating Rate)....................  11/05/04    1.342       25,032,233
 10,000    Westpac Banking Corp. (Floating Rate).........  04/25/05    1.140       10,002,290
                                                                                 ------------

           TOTAL NOTES........................................................    105,061,202
                                                                                 ------------

           U.S. GOVERNMENT AGENCY OBLIGATIONS  12.8%
  8,500    Federal Farm Credit Bank Discount Note........  06/21/04    1.138        8,494,664
 19,000    Federal Home Loan Bank Discount Note (Floating
           Rate).........................................  08/25/04    1.145       18,998,051

See Notes to Financial Statements                                              5

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2004 continued

PAR                                                                   YIELD ON
AMOUNT                                                     MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                       DATE     PURCHASE       COST
---------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$25,000    Federal National Mortgage Association Discount
           Note..........................................  07/01/04    1.013%    $ 24,978,958
 20,000    Federal National Mortgage Association Discount
           Note..........................................  10/13/04    1.157       19,914,389
 20,000    Federal National Mortgage Association Discount
           Note..........................................  10/20/04    1.167       19,909,133
                                                                                 ------------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS...........................     92,295,195
                                                                                 ------------
REPURCHASE AGREEMENTS  10.5%
Bank of America Securities LLC ($75,400,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 0.97%,
  dated 05/28/04, to be sold on 06/01/04 at $75,408,126)......................     75,400,000
                                                                                 ------------

TOTAL INVESTMENTS  100.2% (A).................................................    719,442,450
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%).................................     (1,478,405)
                                                                                 ------------

NET ASSETS  100.0%............................................................   $717,964,045
                                                                                 ============

Percentages are calculated as a percentage of net assets.

(a) At May 31, 2004, cost is identical for both book and federal income taxes.

 6                                             See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2004

ASSETS:
Total Investments, at amortized cost which approximates
  market value including repurchase agreement of
  $75,400,000...............................................  $719,442,450
Cash........................................................       154,923
Receivables:
  Fund Shares Sold..........................................     1,563,273
  Interest..................................................       316,162
Other.......................................................       169,067
                                                              ------------
    Total Assets............................................   721,645,875
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     2,513,899
  Distributor and Affiliates................................       526,927
  Investment Advisory Fee...................................       139,365
  Income Distributions......................................         5,303
Accrued Expenses............................................       282,845
Trustees' Deferred Compensation and Retirement Plans........       213,491
                                                              ------------
    Total Liabilities.......................................     3,681,830
                                                              ------------
NET ASSETS..................................................  $717,964,045
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $717,977,644
Accumulated Undistributed Net Investment Income.............        16,740
Accumulated Net Realized Loss...............................       (30,339)
                                                              ------------
NET ASSETS..................................................  $717,964,045
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value, offering price and redemption price per
    share (Based on net assets of $452,106,366 and
    452,149,430 shares of beneficial interest issued and
    outstanding)............................................  $       1.00
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $213,999,104 and 214,005,680 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $51,858,575 and 51,882,818 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============

See Notes to Financial Statements                                              7

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended May 31, 2004

INVESTMENT INCOME:
Interest....................................................  $8,422,429
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $691,248, $2,342,245 and $332,873,
  respectively).............................................   3,366,366
Investment Advisory Fee.....................................   3,082,424
Shareholder Services........................................   2,453,396
Custody.....................................................     109,467
Legal.......................................................      43,480
Trustees' Fees and Related Expenses.........................      35,108
Other.......................................................     371,369
                                                              ----------
    Total Expenses..........................................   9,461,610
    Expense Reduction ($745,587 Investment Advisory Fee and
      $1,674,651 Other).....................................   2,420,238
    Less Credits Earned on Cash Balances....................      27,211
                                                              ----------
    Net Expenses............................................   7,014,161
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,408,268
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,408,268
                                                              ==========

 8                                             See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE            FOR THE
                                                           YEAR ENDED         YEAR ENDED
                                                          MAY 31, 2004       MAY 31, 2003
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................  $     1,408,268    $     5,419,098
                                                         ---------------    ---------------

Distributions from Net Investment Income:
  Class A Shares.......................................       (1,174,573)        (4,773,928)
  Class B Shares.......................................         (151,995)          (508,801)
  Class C Shares.......................................         (119,063)          (106,105)
                                                         ---------------    ---------------
Total Distributions....................................       (1,445,631)        (5,388,834)
                                                         ---------------    ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....          (37,363)            30,264
                                                         ---------------    ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      898,374,784      2,304,701,987
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................        1,445,631          5,388,834
Cost of Shares Repurchased.............................   (1,089,238,322)    (2,210,465,643)
                                                         ---------------    ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (189,417,907)        99,625,178
                                                         ---------------    ---------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................     (189,455,270)        99,655,442
NET ASSETS:
Beginning of the Period................................      907,419,315        807,763,873
                                                         ---------------    ---------------
End of the Period (Including accumulated undistributed
  net investment income of $16,740 and $39,893,
  respectively)........................................  $   717,964,045    $   907,419,315
                                                         ===============    ===============

See Notes to Financial Statements                                              9

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS A SHARES                                 ----------------------------------------------
                                                2004      2003      2002      2001      2000
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ------    ------    ------    ------    ------
  Net Investment Income......................     -0-(d)    .01       .02       .05       .05
  Less Distributions from Net Investment
    Income...................................     -0-(d)    .01       .02       .05       .05
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   0.24%     0.89%     1.93%     5.35%(a)  4.92%
Net Assets at End of the Period (In
  millions)..................................  $452.1    $501.4    $458.0    $451.7    $573.3
Ratio of Expenses to Average Net
  Assets* (c)................................    .84%      .69%      .91%      .95%      .82%
Ratio of Net Investment Income to Average Net
  Assets*....................................    .25%      .89%     1.94%     5.22%     4.71%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).....................................    .94%      .85%       N/A       N/A       N/A
   Ratio of Net Investment Income to Average
     Net Assets..............................    .15%      .73%       N/A       N/A       N/A

(a) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

(b) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended May 31, 2003.

(d) Amount is less than $.01.

N/A=Not Applicable

 10                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS B SHARES                                 ----------------------------------------------
                                                2004      2003      2002      2001      2000
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ------    ------    ------    ------    ------
  Net Investment Income......................     -0-(d)    -0-(d)    .01       .05       .04
  Less Distributions from Net Investment
    Income...................................     -0-(d)    -0-(d)    .01       .05       .04
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   0.06%     0.13%     1.16%     4.66%(a)  4.14%
Net Assets at End of the Period (In
  millions)..................................  $214.0    $349.8    $299.1    $338.7    $238.8
Ratio of Expenses to Average Net
  Assets* (c)................................   1.04%     1.45%     1.67%     1.58%     1.57%
Ratio of Net Investment Income to Average Net
  Assets*....................................    .06%      .13%     1.17%     4.43%     3.96%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).....................................   1.68%     1.61%       N/A       N/A       N/A
   Ratio of Net Investment Loss to Average
     Net Assets..............................   (.59%)    (.03%)      N/A       N/A       N/A

(a) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge (CDSC) of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended May 31, 2003.

(d) Amount is less than $.01.

N/A=Not Applicable

See Notes to Financial Statements                                             11

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               YEAR ENDED MAY 31,
CLASS C SHARES                                    --------------------------------------------
                                                  2004       2003      2002     2001     2000
                                                  --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........  $1.00      $1.00     $1.00    $1.00    $1.00
                                                  -----      -----     -----    -----    -----
  Net Investment Income.........................    -0-(d)     -0-(d)    .01      .05      .04
  Less Distributions from Net Investment
    Income......................................    -0-(d)     -0-(d)    .01      .05      .04
                                                  -----      -----     -----    -----    -----
NET ASSET VALUE, END OF THE PERIOD..............  $1.00      $1.00     $1.00    $1.00    $1.00
                                                  =====      =====     =====    =====    =====

Total Return* (b)...............................  0.29%(f)   0.17%     1.23%    4.57%(a) 4.14%
Net Assets at End of the Period (In millions)...  $51.9      $56.2     $50.7    $63.0    $54.7
Ratio of Expenses to Average Net Assets* (c)....   .89%(f)   1.41%     1.60%    1.69%    1.57%
Ratio of Net Investment Income to Average Net
  Assets*.......................................   .20%(f)    .17%(e)  1.29%    4.40%    3.96%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)........................................  1.54%(f)   1.57%       N/A      N/A      N/A
   Ratio of Net Investment Income/Loss to
     Average Net Assets.........................  (.44%)(f)   .01%(e)    N/A      N/A      N/A

(a) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended May 31, 2003.

(d) Amount is less than $.01.

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the ratio of net investment income to average net assets of .05%.

(f) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect the refund of certain 12b-1 fees during the period.

N/A=Not Applicable

 12                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Reserve Fund (the "Fund") is organized as a Delaware statutory trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek protection of capital and high current income. The Fund's investment adviser seeks to achieve this objective through investments in U.S. dollar denominated money market securities. The Fund commenced investment operations on July 12, 1974. The distribution of the Fund's Class B and Class C Shares commenced on April 18, 1995.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2004, the Fund had an

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 continued

accumulated capital loss carry forward for tax purposes of $29,563 which will expire between May 31, 2005 and May 31, 2012. Of this amount, $523 will expire on May 31, 2005.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends daily from net investment income and automatically reinvests such dividends daily. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end. The Fund distributes capital gains, if any, to shareholders at least annually.

    The tax character of distributions paid during the years ended May 31, 2004 and 2003 was as follows:

                                                                 2004          2003
Distributions paid from:
  Ordinary income...........................................  $1,457,485    $5,400,589

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to excise taxes which are not deductible for tax purposes totaling $5,537 was reclassified from accumulated undistributed net investment income to capital. Additionally, a permanent book and tax difference relating to the Fund's investments in other regulated investment companies totaling $8,673 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Also a permanent book and tax difference relating to a portion of the capital loss carry forward that expired during the year totaling $9,826 was reclassified from accumulated net realized loss to capital.

    As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $210,827

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended May 31, 2004, the Fund's custody fee was reduced by $27,211 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 continued

    For the year ended May 31, 2004, the Adviser waived $745,587 of its investment advisory fees and $1,674,651 of other expenses. This represents .31 percent of its average net assets for the period. This waiver is voluntary in nature and can be discontinued at any time.

    For the year ended May 31, 2004, the Fund recognized expenses of approximately $43,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended May 31, 2004, the Fund recognized expenses of approximately $43,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended May 31, 2004, the Fund recognized expenses of approximately $1,765,300 representing transfer agency fees paid to VKIS.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $129,600 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 continued

3. CAPITAL TRANSACTIONS

At May 31, 2004, capital aggregated $452,103,856, $213,994,710 and $51,879,078 for Classes A, B, and C, respectively. For the year ended May 31, 2004, transactions were as follows:

                                                              SHARES             VALUE
Sales:
  Class A...............................................     709,211,529    $   709,211,529
  Class B...............................................     123,174,896        123,174,896
  Class C...............................................      65,988,359         65,988,359
                                                          --------------    ---------------
Total Sales.............................................     898,374,784    $   898,374,784
                                                          ==============    ===============
Dividend Reinvestment:
  Class A...............................................       1,193,912    $     1,193,912
  Class B...............................................         141,612            141,612
  Class C...............................................         110,107            110,107
                                                          --------------    ---------------
Total Dividend Reinvestment.............................       1,445,631    $     1,445,631
                                                          ==============    ===============
Repurchases:
  Class A...............................................    (759,744,855)   $  (759,744,855)
  Class B...............................................    (259,115,928)      (259,115,928)
  Class C...............................................     (70,377,539)       (70,377,539)
                                                          --------------    ---------------
Total Repurchases.......................................  (1,089,238,322)   $(1,089,238,322)
                                                          ==============    ===============

    At May 31, 2003, capital aggregated $501,452,585, $349,799,299 and
$56,159,030 for Classes A, B, and C, respectively. For the year ended May 31, 2003, transactions were as follows:

                                                              SHARES             VALUE
Sales:
  Class A...............................................   1,778,019,559    $ 1,778,019,559
  Class B...............................................     427,304,116        427,304,116
  Class C...............................................      99,378,312         99,378,312
                                                          --------------    ---------------
Total Sales.............................................   2,304,701,987    $ 2,304,701,987
                                                          ==============    ===============
Dividend Reinvestment:
  Class A...............................................       4,830,628    $     4,830,628
  Class B...............................................         461,020            461,020
  Class C...............................................          97,186             97,186
                                                          --------------    ---------------
Total Dividend Reinvestment.............................       5,388,834    $     5,388,834
                                                          ==============    ===============
Repurchases:
  Class A...............................................  (1,739,422,702)   $(1,739,422,702)
  Class B...............................................    (377,039,529)      (377,039,529)
  Class C...............................................     (94,003,412)       (94,003,412)
                                                          --------------    ---------------
Total Repurchases.......................................  (2,210,465,643)   $(2,210,465,643)
                                                          ==============    ===============

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended May 31, 2004 and 2003, 7,957,431 and 11,787,742 Class B Shares automatically converted to Class A Shares, respectively. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended May 31, 2004 and 2003, 186,357 and 0 Class C Shares automatically converted to Class A Shares, respectively. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended May 31, 2004, Van Kampen, as Distributor for the Fund, received net commissions on redeemed shares which were subject to a CDSC of approximately $1,416,300. Sales charges do not represent expenses to the Fund.

4. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .15% of Class A average daily net assets and .90% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expense incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $5,025,600 and $0 for Class B

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2004 continued

and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended May 31, 2004, are payments retained by Van Kampen of approximately $610,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $9,700.

5. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, certain officers of such affiliates and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the named investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the Van Kampen funds; the funds, including the Fund, are also named as nominal defendants. The complaint in the derivative action alleges that defendants gave a proprietary sales force economic incentives to promote the sale of proprietary mutual funds and that they improperly failed to disclose these economic incentives. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley DW Inc. in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the Van Kampen funds, rescission of the management contracts for the Van Kampen funds, disgorgement of profits by Morgan Stanley and monetary damages. This complaint has been coordinated with the consolidated complaint.

    The defendants have moved to dismiss these actions and intend to otherwise vigorously defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN RESERVE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Reserve Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Reserve Fund (the "Fund"), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Reserve Fund at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
July 7, 2004

VAN KAMPEN RESERVE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN RESERVE FUND

TRUSTEES AND OFFICERS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)               Trustee      Trustee     Chairman and Chief             88       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                          Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                       health care products
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center--a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturer's
                                                          Association.

J. Miles Branagan (72)           Trustee      Trustee     Private investor.              86       Trustee/Director/Managing
1632 Morning Mountain Road                    since 1991  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                         August 1996, Chairman,                  in the Fund Complex.
                                                          Chief Executive Officer
                                                          and President, MDT
                                                          Corporation (now known as
                                                          Getinge/Castle, Inc., a
                                                          subsidiary of Getinge
                                                          Industrier AB), a company
                                                          which develops,
                                                          manufactures, markets and
                                                          services medical and
                                                          scientific equipment.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)             Trustee      Trustee     Prior to January 1999,         86       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                 Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                      Allstate Corporation                    Director of Amgen Inc., a
                                                          ("Allstate") and Allstate               biotechnological company,
                                                          Insurance Company. Prior                and Director of Valero
                                                          to January 1995,                        Energy Corporation, an
                                                          President and Chief                     independent refining
                                                          Executive Officer of                    company.
                                                          Allstate. Prior to August
                                                          1994, various management
                                                          positions at Allstate.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (63)                Trustee      Trustee     President of CAC, L.L.C.,      88       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                offering capital                        in the Fund Complex.
Suite 980                                                 investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                  advisory services. Prior                Inc., Medical Systems,
                                                          to February 2001, Vice                  Inc., GATX Corporation
                                                          Chairman and Director of                and Trustee of The
                                                          Anixter International,                  Scripps Research
                                                          Inc. and IMG Global Inc.                Institute and the
                                                          Prior to July 2000,                     University of Chicago
                                                          Managing Partner of                     Hospitals and Health
                                                          Equity Group Corporate                  Systems. Prior to April
                                                          Investment (EGI), a                     2004, Director of
                                                          company that makes                      TheraSense, Inc. Prior to
                                                          private investments in                  January 2004, Director of
                                                          other companies.                        TeleTech Holdings Inc.
                                                                                                  and Arris Group, Inc.
                                                                                                  Prior to May 2002,
                                                                                                  Director of Peregrine
                                                                                                  Systems Inc. Prior to
                                                                                                  February 2001, Vice
                                                                                                  Chairman and Director of
                                                                                                  Anixter International,
                                                                                                  Inc. and IMC Global Inc.
                                                                                                  Prior to July 2000,
                                                                                                  Director of Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero Mexico
                                                                                                  (GAM).

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)          Trustee      Trustee     Managing Partner of            86       Trustee/Director/Managing
Heidrick & Struggles                          since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                    executive search firm.                  in the Fund Complex.
Suite 7000                                                Trustee on the University
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1992, Executive Vice
                                                          President of La Salle
                                                          National Bank.

R. Craig Kennedy (52)            Trustee      Trustee     Director and President of      86       Trustee/Director/Managing
1744 R Street, NW                             since 1995  the German Marshall Fund                General Partner of funds
Washington, D.C. 20009                                    of the United States, an                in the Fund Complex.
                                                          independent U.S.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (68)               Trustee      Trustee     Prior to 1998, President       88       Trustee/Director/Managing
736 North Western Avenue                      since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                              Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                     Corporation, Inc., an                   Director of the Lake
                                                          investment holding                      Forest Bank & Trust.
                                                          company. Director of the
                                                          Marrow Foundation.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)              Trustee      Trustee     President of Nelson            86       Trustee/Director/Managing
423 Country Club Drive                        since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                     Services, Inc., a                       in the Fund Complex.
                                                          financial planning
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (63)        Trustee      Trustee     President Emeritus and         88       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                         University of Chicago and               in the Fund Complex.
                                                          the Adam Smith                          Director of Winston
                                                          Distinguished Service                   Laboratories, Inc.
                                                          Professor in the
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, P.H.D. (62)  Trustee      Trustee     Previously Chief               86       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Communications Officer of               General Partner of funds
Harwood, MD 20776                                         the National Academy of                 in the Fund Complex.
                                                          Sciences/National                       Director of Fluor Corp.,
                                                          Research Council, an                    an engineering,
                                                          independent, federally                  procurement and
                                                          chartered policy                        construction
                                                          institution, from 2001 to               organization, since
                                                          November 2003 and Chief                 January 2004 and Director
                                                          Operating Officer from                  of Neurogen Corporation,
                                                          1993 to 2001. Director of               a pharmaceutical company,
                                                          the Institute for Defense               since January 1998.
                                                          Analyses, a federally
                                                          funded research and
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN RESERVE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)          Trustee,     Trustee     President and Chief            86       Trustee/Director/Managing
1221 Avenue of the Americas      President    since 1999  Executive Officer of                    General Partner of funds
New York, NY 10020               and Chief                funds in the Fund                       in the Fund Complex.
                                 Executive                Complex. Chairman,
                                 Officer                  President, Chief
                                                          Executive Officer and
                                                          Director of the Adviser
                                                          and Van Kampen Advisors
                                                          Inc. since December 2002.
                                                          Chairman, President and
                                                          Chief Executive Officer
                                                          of Van Kampen Investments
                                                          since December 2002.
                                                          Director of Van Kampen
                                                          Investments since
                                                          December 1999. Chairman
                                                          and Director of Van
                                                          Kampen Funds Inc. since
                                                          December 2002. President,
                                                          Director and Chief
                                                          Operating Officer of
                                                          Morgan Stanley Investment
                                                          Management since December
                                                          1998. President and
                                                          Director since April 1997
                                                          and Chief Executive
                                                          Officer since June 1998
                                                          of Morgan Stanley
                                                          Investment Advisors Inc.
                                                          and Morgan Stanley
                                                          Services Company Inc.
                                                          Chairman, Chief Executive
                                                          Officer and Director of
                                                          Morgan Stanley
                                                          Distributors Inc. since
                                                          June 1998. Chairman since
                                                          June 1998, and Director
                                                          since January 1998 of
                                                          Morgan Stanley Trust.
                                                          Director of various
                                                          Morgan Stanley
                                                          subsidiaries. President
                                                          of the Morgan Stanley
                                                          Funds since May 1999.
                                                          Previously Chief
                                                          Executive Officer of Van
                                                          Kampen Funds Inc. from
                                                          December 2002 to July
                                                          2003, Chief Strategic
                                                          Officer of Morgan Stanley
                                                          Investment Advisors Inc.
                                                          and Morgan Stanley
                                                          Services Company Inc. and
                                                          Executive Vice President
                                                          of Morgan Stanley
                                                          Distributors Inc. from
                                                          April 1997 to June 1998.
                                                          Chief Executive Officer
                                                          from September 2002 to
                                                          April 2003 and Vice
                                                          President from May 1997
                                                          to April 1999 of the
                                                          Morgan Stanley Funds.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)     Trustee      Trustee     Advisory Director of           88       Trustee/Director/Managing
1 Parkview Plaza                              since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                             December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                                Director, President,
                                                          Chief Executive Officer
                                                          and Managing Director of
                                                          Van Kampen Investments
                                                          and its investment
                                                          advisory, distribution
                                                          and other subsidiaries.
                                                          Prior to December 2002,
                                                          President and Chief
                                                          Executive Officer of
                                                          funds in the Fund
                                                          Complex. Prior to May
                                                          1998, Executive Vice
                                                          President and Director of
                                                          Marketing at Morgan
                                                          Stanley and Director of
                                                          Dean Witter, Discover &
                                                          Co. and Dean Witter
                                                          Realty. Prior to 1996,
                                                          Director of Dean Witter
                                                          Reynolds Inc.
Wayne W. Whalen* (64)            Trustee      Trustee     Partner in the law firm        88       Trustee/Director/Managing
333 West Wacker Drive                         since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                         Meagher & Flom LLP, legal               in the Fund Complex.
                                                          counsel to funds in the
                                                          Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN RESERVE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                  TERM OF
                                                OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH         TIME      PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 FUND           SERVED     DURING PAST 5 YEARS

Stefanie V. Chang (37)       Vice President     Officer      Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                     since 2003   Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (61)     Executive Vice     Officer      Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas  President and      since 2002   Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020           Chief Investment                Management Inc. and Morgan Stanley Investments LP and
                             Officer                         Director of Morgan Stanley Trust for over 5 years. Executive
                                                             Vice President and Chief Investment Officer of funds in the
                                                             Fund Complex. Managing Director and Chief Investment Officer
                                                             of Van Kampen Investments, the Adviser and Van Kampen
                                                             Advisors Inc. since December 2002.

Ronald E. Robison (65)       Executive Vice     Officer      Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas  President and      since 2003   Executive Vice President and Principal Executive Officer of
New York, NY 10020           Principal                       funds in the Fund Complex. Chief Administrative Officer and
                             Executive Officer               Managing Director of Morgan Stanley. Managing Director and
                                                             Director of Morgan Stanley Investment Advisors Inc. and
                                                             Morgan Stanley Services Company Inc. Chief Executive Officer
                                                             and Director of Morgan Stanley Trust. Executive Vice
                                                             President and Principal Executive Officer of the Morgan
                                                             Stanley Funds. Director of Morgan Stanley SICAV. Previously,
                                                             Chief Global Operations Officer and Managing Director of
                                                             Morgan Stanley Investment Management Inc.

John L. Sullivan (48)        Vice President,    Officer      Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza             Chief Financial    since 1996   the Adviser, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                Officer and                     subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181   Treasurer                       Chief Financial Officer and Treasurer of funds in the Fund
                                                             Complex. Head of Fund Accounting for Morgan Stanley
                                                             Investment Management. Prior to December 2002, Executive
                                                             Director of Van Kampen Investments, the Adviser and Van
                                                             Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 23, 133, 233
                                                 RES ANR 7/04 RN04-01005P-Y05/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)

    (1)      The Fund's Code of Ethics is attached hereto as Exhibit 10A.
    (2)      Not applicable.
    (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 19,630              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $      0              $ 129,500(2)
                        TAX FEES...................         $  1,370(3)           $  51,314(4)
                        ALL OTHER FEES...........           $      0              $ 322,160(5)
              TOTAL NON-AUDIT FEES..........                $  1,370              $

              TOTAL..............................           $ 21,000              $ 502,974


           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 18,700              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $      0              $  98,000(2)
                        TAX FEES..................          $  1,300(3)           $  19,000(4)
                        ALL OTHER FEES...........           $      0              $ 421,480(6)
              TOTAL NON-AUDIT FEES.........                 $  1,300              $ 538,480

              TOTAL..............................           $ 20,000              $ 538,480

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                           AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit

-------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     o   Statutory audits or financial audits for the Fund
     o Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
     o Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     o Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
     o   Due diligence services pertaining to potential fund mergers
     o Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations
     o Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
     o Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
     o General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
     o Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the

SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

     o   U.S. federal, state and local tax planning and advice
     o   U.S. federal, state and local tax compliance
     o   International tax planning and advice
     o   International tax compliance
     o Review of federal, state, local and international income, franchise, and other tax returns
     o   Identification of Passive Foreign Investment Companies
     o Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
     o   Domestic and foreign tax planning, compliance, and advice
     o Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
     o Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
     o Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

     o Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

     o Bookkeeping or other services related to the accounting records or financial statements of the audit client
     o   Financial information systems design and implementation
     o Appraisal or valuation services, fairness opinions or contribution-in-kind reports
     o   Actuarial services
     o   Internal audit outsourcing services
     o   Management functions
     o   Human resources
     o   Broker-dealer, investment adviser or investment banking services
     o   Legal services
     o   Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
     o   Van Kampen Investments, Inc.
     o   Van Kampen Investment Advisory Corporation
     o   Van Kampen Asset Management Inc.
     o   Van Kampen Advisors Inc.
     o   Van Kampen Funds Inc.
     o   Van Kampen Trust Company
     o   Van Kampen Investor Services Inc.
     o   Van Kampen Management Inc.
     o   Morgan Stanley Investment Management Inc.
     o   Morgan Stanley Investments LP
     o   Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Van Kampen Reserve Fund


By:   /s/ Ronald E. Robison
     ------------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  July 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Ronald E. Robison
     ------------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  July 20, 2004


By:  /s/ John L. Sullivan
     ------------------------------
Name:  John L. Sullivan
Title: Principal Financial Officer
Date:  July 20, 2004